Nationwide Loomis All Cap Growth Fund Expense Example - Nationwide Loomis All Cap Growth Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 696
Expense Example, with Redemption, 3 Years	972
Expense Example, with Redemption, 5 Years	1,268
Expense Example, with Redemption, 10 Years	2,108
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	500
Expense Example, with Redemption, 10 Years	1,122
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,411
Eagle Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	554
Expense Example, with Redemption, 10 Years	$ 1,239